Loans to Customers, net - Loans by industry sector (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Financial instrument disclosures
Loans to customers	$ 40,550,009	$ 24,955,692	$ 24,843,655	$ 24,022,983
Nominal value of loans acquired		1,495	54,969
Commercial loans
Financial instrument disclosures
Loans to customers		13,739,589	14,226,761	14,101,661
Residential mortgage loans
Financial instrument disclosures
Loans to customers		7,445,221	6,892,019	6,374,981
Consumer loans
Financial instrument disclosures
Loans to customers		3,770,882	3,724,875	3,546,341
Gross Balance
Financial instrument disclosures
Loans to customers		$ 25,451,513	$ 25,398,424	24,573,426
%	100.00%	100.00%	100.00%
Gross Balance | Domestic banks
Financial instrument disclosures
Loans to customers		$ 25,393,211	$ 25,288,046
Gross Balance | Foreign banks
Financial instrument disclosures
Loans to customers		58,302	110,378
Gross Balance | Commercial loans
Financial instrument disclosures
Loans to customers		$ 13,960,818	$ 14,499,035	14,421,165
%	54.85%	54.85%	57.09%
Gross Balance | Commercial loans | Domestic banks
Financial instrument disclosures
Loans to customers		$ 13,902,516	$ 14,388,657
Gross Balance | Commercial loans | Foreign banks
Financial instrument disclosures
Loans to customers		58,302	110,378
Gross Balance | Commerce
Financial instrument disclosures
Loans to customers		$ 2,035,129	$ 2,243,474
%	7.99%	7.99%	8.83%
Gross Balance | Commerce | Domestic banks
Financial instrument disclosures
Loans to customers		$ 2,013,411	$ 2,191,018
Gross Balance | Commerce | Foreign banks
Financial instrument disclosures
Loans to customers		21,718	52,456
Gross Balance | Services
Financial instrument disclosures
Loans to customers		$ 1,964,238	$ 1,937,428
%	7.72%	7.72%	7.63%
Gross Balance | Services | Domestic banks
Financial instrument disclosures
Loans to customers		$ 1,964,238	$ 1,937,428
Gross Balance | Financial services
Financial instrument disclosures
Loans to customers		$ 1,851,649	$ 2,116,203
%	7.27%	7.27%	8.33%
Gross Balance | Financial services | Domestic banks
Financial instrument disclosures
Loans to customers		$ 1,845,464	$ 2,102,582
Gross Balance | Financial services | Foreign banks
Financial instrument disclosures
Loans to customers		6,185	13,621
Gross Balance | Transportation and telecommunications
Financial instrument disclosures
Loans to customers		$ 1,612,930	$ 1,636,994
%	6.34%	6.34%	6.45%
Gross Balance | Transportation and telecommunications | Domestic banks
Financial instrument disclosures
Loans to customers		$ 1,612,930	$ 1,636,994
Gross Balance | Construction
Financial instrument disclosures
Loans to customers		$ 1,493,373	$ 1,647,862
%	5.87%	5.87%	6.49%
Gross Balance | Construction | Domestic banks
Financial instrument disclosures
Loans to customers		$ 1,493,373	$ 1,647,862
Gross Balance | Manufacturing
Financial instrument disclosures
Loans to customers		$ 1,399,692	$ 1,561,737
%	5.50%	5.50%	6.15%
Gross Balance | Manufacturing | Domestic banks
Financial instrument disclosures
Loans to customers		$ 1,369,293	$ 1,517,436
Gross Balance | Manufacturing | Foreign banks
Financial instrument disclosures
Loans to customers		30,399	44,301
Gross Balance | Agriculture and livestock
Financial instrument disclosures
Loans to customers		$ 1,354,069	$ 1,184,869
%	5.32%	5.32%	4.67%
Gross Balance | Agriculture and livestock | Domestic banks
Financial instrument disclosures
Loans to customers		$ 1,354,069	$ 1,184,869
Gross Balance | Electricity, gas and water
Financial instrument disclosures
Loans to customers		$ 565,695	$ 566,438
%	2.22%	2.22%	2.23%
Gross Balance | Electricity, gas and water | Domestic banks
Financial instrument disclosures
Loans to customers		$ 565,695	$ 566,438
Gross Balance | Mining
Financial instrument disclosures
Loans to customers		$ 422,176	$ 432,822
%	1.66%	1.66%	1.70%
Gross Balance | Mining | Domestic banks
Financial instrument disclosures
Loans to customers		$ 422,176	$ 432,822
Gross Balance | Fishing
Financial instrument disclosures
Loans to customers		$ 145,266	$ 264,042
%	0.57%	0.57%	1.04%
Gross Balance | Fishing | Domestic banks
Financial instrument disclosures
Loans to customers		$ 145,266	$ 264,042
Gross Balance | Other
Financial instrument disclosures
Loans to customers		$ 1,116,601	$ 907,166
%	4.39%	4.39%	3.57%
Gross Balance | Other | Domestic banks
Financial instrument disclosures
Loans to customers		$ 1,116,601	$ 907,166
Gross Balance | Residential mortgage loans
Financial instrument disclosures
Loans to customers		$ 7,477,236	$ 6,924,766	6,404,986
%	29.38%	29.38%	27.26%
Gross Balance | Residential mortgage loans | Domestic banks
Financial instrument disclosures
Loans to customers		$ 7,477,236	$ 6,924,766
Gross Balance | Consumer loans
Financial instrument disclosures
Loans to customers		$ 4,013,459	$ 3,974,623	$ 3,747,275
%	15.77%	15.77%	15.65%
Gross Balance | Consumer loans | Domestic banks
Financial instrument disclosures
Loans to customers		$ 4,013,459	$ 3,974,623